Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Computer And Accessories [Member]
Property, Plant and Equipment, Depreciation Methods	Straight-line
Computer And Accessories [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Computer And Accessories [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Equipment [Member]
Property, Plant and Equipment, Depreciation Methods	Straight-line
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Depreciation Methods	Straight-line
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years